Equity - Subscribed and paid-in capital and capital reserve (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Non voting shares [member] | Class A common stock
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	295,498,750	294,124,829
Conversions (in shares)	1,823,680
Vested awards (in shares)		1,373,921
Ending balance (in shares)	297,322,430	295,498,750
Voting shares [member] | Class B common stock
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	18,748,770	18,748,770
Conversions (in shares)	(1,823,680)
Vested awards (in shares)		0
Ending balance (in shares)	16,925,090	18,748,770
Beginning balance (in shares)	314,247,520	312,873,599
Conversions (in shares)	0
Vested awards (in shares)	1,340,877,000	1,373,921
Ending balance (in shares)	314,247,520	314,247,520